Goodwill and Intangible Assets Goodwill and Intangible Assets - Amortization (Details) $ in Millions	Dec. 31, 2020 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Finite- Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 56.6
Finite-Lived Intangible Assets, Amortization Expense, Year Two	29.2
Finite-Lived Intangible Assets, Amortization Expense, Year Three	13.5
Finite-Lived Intangible Assets, Amortization Expense, Year Four	11.4
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 11.4